Goodwill and Intangible Assets - Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($) segment unit	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reportable segments | segment	1
Number of reporting units | unit	1
Goodwill	$ 69,041	$ 69,041
Amortization expense	$ 754	$ 5,838	$ 988